SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 14: SEGMENT INFORMATION
Navios Acquisition reports financial information and evaluates its operations by charter revenues. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Acquisition's reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Tanker vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month	Three Month	Six Month	Six Month
	Period ended	Period ended	Period ended	Period ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	($ '000)	($ '000)	($ '000)	($ '000)
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Asia	$39,057	$32,022	$76,681	$63,313
Europe	5,341	3,923	8,828	8,298
United States	2,659	—	5,720	51
Total	$47,057	$35,945	$91,229	$71,662

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